Corporate general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate general and administrative expenses [abstract]
Salaries and employee benefits	$ 2,428	$ 2,456
Directors' fees	383	366
Share-based payments	3,745	4,028
Professional fees	2,075	788
Office and general	1,636	1,496
Corporate general and administrative expenses	10,267	9,134
Reduction of wage subsidies received	$ 1	$ 3